2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Risk-free interest rate Minimum	1.24%	1.35%	0.97%
Risk-free interest rate Maximum	1.24%	1.62%	1.62%
Expected volatility Minimum	63.00%		82.00%
Expected volatility Maximum	63.00%	82.00%	85.00%
Expected term of options in years	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield	0.00%	0.00%	0.00%